Property, plant and equipment	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Property, plant and equipment

7. Property, plant and equipment:

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2024	$19	$57	$36	$3,578	$3,690
Additions from acquisition (note 19)	-	-	-	34,772	34,772
Dispositions	(19)	(50)	-	(79)	(148)
Foreign currency impact	-	-	-	(2)	(2)
Balance, June 30, 2025	$-	$7	$36	$38,269	38,312

Accumulated depreciation:
Balance, June 30, 2024	$16	$45	$4	$170	$235
Dispositions	(16)	(39)	-	-	(55)
Depreciation	-	1	6	2,781	2,788
Impairment (note 25)	-	-	-	837	837
Foreign currency impact	-	-	-	-	-
Balance, June 30, 2025	$-	$7	$10	3,788	3,805
Net Book Value- June 30, 2025	$-	$-	$26	$34,481	$34,507

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2023	$19	$50	$-	$937	$1,006
Additions from acquisition (note 19)	-	-	-	3,100	3,100
Additions	-	7	36	-	43
Reclassification to tax equity asset (note 17)	-	-	-	(475)	(475)
Foreign currency impact	-	-	-	16	16
Balance, June 30, 2024	$19	$57	$36	$3,578	$3,690

Accumulated depreciation:
Balance, June 30, 2023	$14	$43	$-	$-	$57
Depreciation	2	2	4	170	178
Balance, June 30, 2024	$16	$45	$4	$170	$235
Net Book Value- June 30, 2024	$3	$12	$32	$3,408	$3,455

Total depreciation expense of $2,781 for IPP facilities are recorded in cost of goods sold for the year ended June 30, 2025 (June 30, 2024 - $170). The remaining $7 depreciation expense for the year ended June 30, 2025 is recorded as operating expenses (June 30, 2024 - $8).

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024